As filed with the Securities and Exchange Commission on February 3, 2004

File No. 333-47016

File No. 811-08475

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-4

Registration Statement Under The Securities Act of 1933	☒

Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 14	☒

and/or

For Registration Under the Investment Company Act of 1940	☒
Amendment No. 31	☒

(Check Appropriate Box or Boxes)

GE Capital Life Separate Account II

(Exact Name of Registrant)

GE Capital Life Assurance Company of New York

(Exact Name of Depositor)

622 Third Avenue, 33rd Floor, New York, New York 10017

(Address of Depositor’s Principal Executive Office, Zip Code)

(804) 281-6910

(Depositor’s Telephone Number, Including Area Code)

Heather Harker, Esq.

Vice President and Associate General Counsel

GE Capital Life Assurance Company of New York

6610 W. Broad Street

Richmond, Virginia 23230

(Name and Complete Address of Agent for Service)

Approximate Date of Proposed Public Offering: Upon the effective date of this Post-Effective Amendment to the Registration Statement.

It is proposed that this filing will become effective (check appropriate box)

☐  immediately upon filing pursuant to paragraph (b) of Rule 485

☒  on (February 9, 2004) pursuant to paragraph (b) of Rule 485

☐  60 days after filing pursuant to paragraph (a)(1) of Rule 485

☐  on (date) pursuant to paragraph (a)(1) of Rule 485

If appropriate check the following box:

☒ this	post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered:    Individual Flexible Premium Variable Deferred Annuity Contracts

Explanatory Note

This Post-Effective Amendment No. 14 to the Registration Statement on Form N-4 is being filed for the purpose of extending the effective date of Post-Effective Amendment No. 13 from February 4, 2004 to February 9, 2004. This Post-Effective Amendment No. 14 incorporates by reference Part A and Part B contained in Post-Effective Amendment No. 13, which was filed with the Securities and Exchange Commission on December 3, 2003.

1

PART C

OTHER INFORMATION

Item 24.    Financial Statements and Exhibits

(a)  Financial Statements

All required financial statements are included in Part B of this Registration Statement.

(b)  Exhibits

(1)(a)	Resolution of Board of Directors of GE Capital Life Assurance Company of New York (“GE Capital Life”) authorizing the establishment of the GE Capital Life Separate Account II (the “Separate Account”). Previously filed on September 10, 1997 with initial filing to Form N-4 for GE Capital Life Separate Account II, Registration No. 333-39955.

(2)	Not Applicable.

(3)	Underwriting Agreement between GE Capital Life and Capital Brokerage Corporation. Previously filed on May 13, 1998 with Pre-Effective Amendment No. 1 to Form N-4 for GE Capital Life Separate Account II, Registration No. 333-39955.

(3)(i)	Dealer Sales Agreement. Previously filed on May 13, 1998 with Pre-Effective Amendment No. 1 to Form N-4 for GE Capital Life Separate Account II, Registration No. 333-39955.

(4)(i)	Form of Policy NY1155 4/00. Previously filed on November 2, 2001 with Post-Effective Amendment No. 3 to Form N-4 for GE Capital Life Separate Account II, Registration No. 333-47016.

(4)(ii)	Endorsements to Policy.

(a)	Guarantee Account Rider NY4066. Previously filed on September 10, 1997 with initial filing to Form N-4 for GE Capital Life Separate Account II, Registration No. 333-39955.

(a)(i)	Guarantee Account Endorsement NY5265 6/03. Previously filed on August 27, 2003 with Post-Effective Amendment No. 10 to Form N-4 for GE Capital Life Separate Account II, Registration No. 333-47016.

(b)	Trust Endorsement NY5066. Previously filed on September 10, 1997 with initial filing to Form N-4 for GE Capital Life Separate Account II, Registration No. 333-39955.

(c)	Pension Endorsement NY5067. Previously filed on May 13, 1998 with Pre-Effective Amendment No. 1 to Form N-4 for GE Capital Life Separate Account II, Registration No. 333-39955.

(d)	Individual Retirement Annuity Endorsement NY5069. Previously filed on May 13, 1998 with Pre-Effective Amendment No. 1 to Form N-4 for GE Capital Life Separate Account II, Registration No. 333-39955.

(e)	403(b) Annuity Endorsement NY5070. Previously filed on May 13, 1998 with Pre-Effective Amendment No. 1 to Form N-4 for GE Capital Life Separate Account II, Registration No. 333-39955.

(f)	Optional Death Benefit Rider NY5071. Previously filed on March 1, 2000 with Post-Effective Amendment No. 3 to Form N-4 for GE Capital Life Separate Account II, Registration No. 333-39955.

(g)	Roth IRA Annuity Endorsement NY5134. Previously filed on November 2, 2001 with Post-Effective Amendment No. 3 to Form N-4 for GE Capital Life Separate Account II, Registration No. 333-47016.

(h)	Death Benefit available at Death of Any Annuitant Endorsement NY5155 12/00. Previously filed on September 13, 2002 with Post-Effective Amendment No. 7 to Form N-4 for GE Capital Life Separate Account II, Registration No. 333-47016.

(i)	Enhanced Payment Rider NY5136 11/00. Previously filed on September 13, 2002 with Post-Effective Amendment No. 7 to Form N-4 for GE Capital Life Separate Account II, Registration No. 333-47016.

(5)	Form of Application. Previously filed on November 2, 2001 with Post-Effective Amendment No. 3 to Form N-4 for GE Capital Life Separate Account II, Registration No. 333-47016.

(6)(a)	Certificate of Incorporation of GE Capital Life. Previously filed on September 10, 1997 with initial filing to Form N-4 for GE Capital Life Separate Account II, Registration No. 333-39955.

(6)(b)	By-Laws of GE Capital Life. Previously filed on September 10, 1997 with initial filing to Form N-4 for GE Capital Life Separate Account II, Registration No. 333-39955.

(7)	Reinsurance Agreement.

(8)(a)	Form of Participation Agreement regarding Alger American Fund. Previously filed on May 13, 1998 with Pre-Effective Amendment No. 1 to Form N-4 for GE Capital Life Separate Account II, Registration No. 333-39955.

(8)(a)(i)	Amendment to Participation Agreement between Alger American Fund and GE Capital Life Assurance Company of New York. Previously filed on May 1, 2002 with Post-Effective Amendment 5 to Form N-4 for GE Capital Life Separate Account II, Registration No. 333-47016.

(8)(b)	Form of Participation Agreement regarding Federated Insurance Series. Previously filed on May 13, 1998 with Pre-Effective Amendment No. 1 to Form N-4 for GE Capital Life Separate Account II, Registration No. 333-39955.

(8)(b)(i)	Amendment to Participation Agreement between Federated Insurance Series and GE Capital Life Assurance Company of New York. Previously filed on May 1, 2002 with Post-Effective Amendment 5 to Form N-4 for GE Capital Life Separate Account II, Registration No. 333-47016.

(8)(c)	Form of Participation Agreement regarding GE Investments Funds, Inc. Previously filed on May 13, 1998 with Pre-Effective Amendment No. 1 to Form N-4 for GE Capital Life Separate Account II, Registration No. 333-39955.

(8)(c)(i)	Amendment to Participation Agreement between GE Investments Funds, Inc. and GE Capital Life Assurance Company of New York. Previously filed on December 7, 2000 with Pre-Effective Amendment No. 1 to Form N-4 for GE Capital Life Separate Account II, Registration No. 333-47016.

(8)(c)(ii)	Amendment to Participation Agreement between GE Investments Funds, Inc. and GE Capital Life Assurance Company of New York. Previously filed on May 1, 2002 with Post-Effective Amendment 5 to Form N-4 for GE Capital Life Separate Account II, Registration No. 333-47016.

(8)(d)	Form of Participation Agreement regarding Janus Aspen Series. Previously filed on May 13, 1998 with Pre-Effective Amendment No. 1 to Form N-4 for GE Capital Life Separate Account II, Registration No. 333-39955.

(8)(e)(i)	Amendment to Participation Agreement between Janus Aspen Series and GE Capital Life. Previously filed on December 7, 2000 with Pre-Effective Amendment No. 1 to Form N-4 for GE Capital Life Separate Account II, Registration No. 333-47016.

(8)(f)	Form of Participation Agreement regarding Oppenheimer Variable Account Funds. Previously filed on May 1, 2002 with Post-Effective Amendment 5 to Form N-4 for GE Capital Life Separate Account II, Registration No. 333-47016.

(8)(g)	Form of Participation Agreement regarding PBHG Insurance Series Fund. Previously filed on May 13, 1998 with Pre-Effective Amendment No. 1 to Form N-4 for GE Capital Life Separate Account II, Registration No. 333-39955.

(8)(h)	Form of Participation Agreement regarding Variable Insurance Products Fund. Previously filed on May 13, 1998 with Pre-Effective Amendment No. 1 to Form N-4 for GE Capital Life Separate Account II, Registration No. 333-39955.

(8)(i)	Form of Participation Agreement regarding Variable Insurance Products Fund II. Previously filed on May 13, 1998 with Pre-Effective Amendment No. 1 to Form N-4 for GE Capital Life Separate Account II, Registration No. 333-39955.

(8)(j)	Form of Participation Agreement regarding Variable Insurance Products Fund III. Previously filed on May 13, 1998 with Pre-Effective Amendment No. 1 to Form N-4 for GE Capital Life Separate Account II, Registration No. 333-39955.

(8)(j)(i)	Amendment to Participation Agreement between Variable Insurance Products Fund III and GE Capital Life Assurance Company of New York. Previously filed on May 1, 2002 with Post-Effective Amendment 5 to Form N-4 for GE Capital Life Separate Account II, Registration No. 333-47016.

(8)(k)	Form of Participation Agreement regarding Goldman Sachs Variable Insurance Trust. Previously filed on May 13, 1998 with Pre-Effective Amendment No. 1 to Form N-4 for GE Capital Life Separate Account II, Registration No. 333-39955.

(8)(l)	Form of Participation Agreement regarding Salomon Brothers Variable Series Fund. Previously filed September 29, 2000 with initial filing to Form N-4 for GE Capital Life Separate Account II, Registration No. 333-47016.

(8)(m)	Form of Participation Agreement between AIM Variable Insurance Series and GE Capital Life Assurance Company of New York. Previously filed on May 1, 2002 with Post-Effective Amendment 5 to Form N-4 for GE Capital Life Separate Account II, Registration No. 333-47016.

(8)(n)	Form of Participation Agreement between Alliance Variable Series and GE Capital Life Assurance Company of New York. Previously filed on May 1, 2002 with Post-Effective Amendment 5 to Form N-4 for GE Capital Life Separate Account II, Registration No. 333-47016.

(8)(o)	Form of Participation Agreement between Dreyfus and GE Capital Life Assurance Company of New York. Previously filed on May 1, 2002 with Post-Effective Amendment 5 to Form N-4 for GE Capital Life Separate Account II, Registration No. 333-47016.

(8)(p)	Form of Participation Agreement between MFS Variable Insurance Trust and GE Capital Life Assurance Company of New York. Previously filed on May 1, 2002 with Post-Effective Amendment 5 to Form N-4 for GE Capital Life Separate Account II, Registration No. 333-47016.

(8)(q)	Form of Participation Agreement between PIMCO Variable Insurance Trust and GE Capital Life Assurance Company of New York. Previously filed on May 1, 2002 with Post-Effective Amendment 5 to Form N-4 for GE Capital Life Separate Account II, Registration No. 333-47016.

(8)(r)	Form of Participation Agreement between Rydex Variable Trust and GE Capital Life Assurance Company of New York. Previously filed on May 1, 2002 with Post-Effective Amendment 5 to Form N-4 for GE Capital Life Separate Account II, Registration No. 333-47016.

(8)(s)	Form of Participation Agreement between Greenwich Street Series Fund and GE Capital Life Assurance Company of New York. Previously filed on August 27, 2003 with Post-Effective Amendment No. 10 to Form N-4 for GE Capital Life Separate Account II, SEC File No 333-47016.

(9)	Opinion and Consent of Counsel. Previously filed on December 3, 2003 with Post-Effective Amendment No. 13 to Form N-4 for GE Capital Life Separate Account II, Registration No. 333-47016.

(10)(ii)	Consent of Independent Auditors. Previously filed on April 30, 2003 with Post-Effective Amendment No. 8 to Form N-4 for GE Capital Life Separate Account II, Registration No 333-47016.

(11)	Not Applicable.

(12)	Not Applicable.

(13)	Not Applicable.

(14)	Power of Attorney. Previously filed on February 25, 2003 with Post-Effective Amendment No. 1 to Form N-6 for GE Capital Life Separate Account III, Registration No. 333-88312.

Item 25.    Directors and Officers of GE Capital Life Assurance Company of New York

Name	Address	Position with Company
Pamela S. Schutz	6610 West Broad Street Richmond, Virginia 23230	Director, President and CEO
Marshall S. Belkin	345 Kear Street Yorktown Heights, New York 10598	Director
Richard I. Byer	317 Madison Avenue New York, New York 10017	Director
Bernard E. Eiber	55 Northern Boulevard Great Neck, New York	Director
Frank T. Gencarelli	6610 West Broad Street Richmond, Virginia 23230	Director and Senior Vice President
Kelly L. Groh	6610 West Broad Street Richmond, Virginia 23230	Director, Senior Vice President and Chief Financial Officer
Paul A. Haley	6610 West Broad Street Richmond, Virginia 23230	Director, Senior Vice President and Chief Actuary
Jerry S. Handler	151 West 40th Street New York, New York 10018	Director
Gerald A. Kaufman	15 Glenwood Road Plainview, New York 11803	Director
Leon E. Roday	6620 West Broad Street Richmond, Virginia 23230	Director and Senior Vice President
Isadore Sapir	449 Golden River Drive Golden Lakes Village West Palm Beach, Florida 33411	Director
David J. Sloane	622 Third Avenue, 33rd Floor New York, New York 10017	Director, Senior Vice President and Chief Administrative Officer
Geoffrey S. Stiff	6610 West Broad Street Richmond, Virginia 23230	Director and Senior Vice President
Thomas M. Stinson	1650 Los Gamos Drive San Rafael, California 94903	Director and President of Long Term Care Division
Thomas E. Duffy	6610 West Broad Street Richmond, Virginia 23230	Senior Vice President, General Counsel and Secretary
John E. Karaffa	6610 West Broad Street Richmond, Virginia 23230	Vice President and Controller

Item 26.    Persons Controlled by or Under Common Control With the Depositor or Registrant

Item 27.    Number of Contract Owners

There were 2,577 owners of Qualified Contracts and 2,769 owners of Non-Qualified Contracts as of December 2, 2003.

Item 28.    Indemnification

(a)    Article VIII, Section 1 of the By-Laws of GE Capital Life Assurance Company of New York provides that:

(a)  The Corporation may indemnify any person, made, or threatened to be made, a party to an action or proceeding other than one by or in the right of the Corporation to procure a judgment in its favor, whether civil or criminal, including an action by or in the right of any other Corporation of any type or kind, domestic or foreign, or any partnership, joint venture, trust, employee benefit plan or other enterprise, which any director or officer of the Corporation served in any capacity at the request of the Corporation, by reason of the fact that he, his testator or intestate, was a director or officer of the Corporation, or served such other Corporation, partnership, joint venture, trust, employee benefit plan, or other enterprise in any capacity, against judgments, fines, amounts paid in settlement and reasonable expenses, including fines, amounts paid in settlement and reasonable expenses, including attorney’s fees actually and necessarily incurred as a result of such action or proceeding, or any appeal therein, if such director or officer acted, in good faith, for a purpose which he reasonable believed to be in, or, in the case of service for any other Corporation or any partnership, joint venture, trust, employee benefit plan or other enterprise, not opposed to, the best interests of the Corporation and, in criminal actions or proceedings, in addition, had no reasonable cause to believe that his conduct was unlawful.

(b)  The termination of any such civil or criminal action or proceeding by judgment, settlement, conviction or upon a plea of nolo contendere, or its equivalent, shall not in itself create a presumption that any such director or officer did not act, in good faith, for a purpose which he reasonably believed to be in, or, in the case of service for any other Corporation or any partnership, joint venture, trust, employee benefit plan or other enterprise, not opposed to, the best interests of the Corporation or that he had reasonable cause to believe that his conduct was unlawful.

(c)  A Corporation may indemnify any person made, or threatened to be made, a party to an action by or in the right of the Corporation to procure a judgment in its favor by reason of the fact that he, his testator or intestate, is or was a director or officer of the Corporation, or is or was serving at the request of the Corporation as a director or officer of any other Corporation of any type or kind, domestic or foreign, of any partnership, joint venture, trust, employee benefit plan or other enterprise, against amounts paid in settlement and reasonable expenses, including attorneys’ fees, actually and necessarily incurred by him in connection with the defense or settlement and reasonable expenses, including attorneys’ fees, actually and necessarily incurred by him in connection with the defense or settlement of such action, or in connection with an appeal therein, if such director or officer acted, in good faith, for a purpose which he reasonably believed to be in or in the case of service for other Corporation or any partnership, joint venture, trust, employee benefit plan or other enterprise, not opposed to the best interests of the Corporation, except that no indemnification under this paragraph shall be made in respect of (1) a threatened action or a pending action which is settled or otherwise disposed of or (2) any claim, issue or matter as to which such person shall have been adjudged to be liable to the Corporation, unless and only to the extent that the court in which the action was brought, or, if no action was brought, any court of competent jurisdiction, determines upon application that, in view of all the circumstances of the case, the person is fairly and reasonably entitled to indemnity for such portion of the settlement and expenses as the court deems proper.

(d)  For the purpose of this section, the Corporation shall be deemed to have requested a person to serve an employee benefit plan where the performance by such person of his duties to the Corporation also imposes duties on, or otherwise involves services by, such person to the plan or participants or beneficiaries of the plan; excise taxes assessed on a person with respect to an employee benefit plan pursuant to applicable law shall be considered fines; and action taken or omitted by a person with respect to an employee benefit plan in the performance of such person’s duties for a purpose reasonably believed by such person to be in the interest of the participants and beneficiaries of the plan shall be deemed to be for a purpose which is not opposed to the best interests of the Corporation.

Insofar as indemnification for liability arising under the Securities Act of 1933 (the “Act”) may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provision, or otherwise under circumstances where the burden of proof set forth in Section 11(b) of the Act has not been sustained, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

(b)    Rule 484 Undertaking

Section 722 of the Code of New York, in brief, allow a corporation to indemnify any person made party to a proceeding because such person is or was a director, officer, employee, or agent of the corporation, against liability incurred in the proceeding if: (1) he conducted himself in good faith; and (2) he believed that (a) in the case of conduct in his official capacity with the corporation, his conduct was in its best interests; and (b) in all other cases, his conduct was at least not opposed to the corporation’s best interests and (3) in the case of any criminal proceeding, he had no reasonable cause to believe his conduct was unlawful. The termination of a proceeding by judgment, order, settlement or conviction is not, of itself, determinative that the director, officer, employee, or agent of the corporation did not meet the standard of conduct described. A corporation may not indemnify a director, officer, employee, or agent of the corporation in connection with a proceeding by or in the right of the corporation, in which such person was adjudged liable to the corporation, or in connection with any other proceeding charging improper personal benefit to such person, whether or not involving action in his official capacity, in which such person was adjudged liable on the basis that personal benefit was improperly received by him. Indemnification permitted under these sections of the Code of New York in connection with a proceeding by or in the right of the corporation is limited to reasonable expenses incurred in connection with the proceeding.

Item 29.    Principal Underwriter

(a)  Capital Brokerage Corporation is the principal underwriter of the contracts as defined in the Investment Company Act of 1940, and is also the principal underwriter for flexible premium variable annuity and variable life insurance policies issued through GE Capital Life Separate Accounts II and III.

(b)

Name	Address	Positions and Offices with Underwriter
Robert T. Methven	3001 Summer St., 2nd Floor Stamford, CT 06905	President and Chief Executive Officer
Victor C. Moses	601 Union St., Ste. 1300 Seattle, WA 98101	Director and Senior Vice President
Geoffrey S. Stiff	6610 W. Broad St. Richmond, VA 23230	Director and Senior Vice President
Ward E. Bobitz	6620 W. Broad St. Richmond, VA 23230	Vice President and Assistant Secretary
William E. Daner, Jr.	6610 W. Broad St. Richmond, VA 23230	Vice President, Counsel and Secretary
Gary T. Prizzia	6620 W. Broad Street Richmond, VA 23230	Treasurer

Name	Address	Positions and Offices with Underwriter
Edward J. Wiles, Jr.	3001 Summer St., 2nd Floor Stamford, CT 06905	Senior Vice President, Chief Compliance Officer
Kelly L. Groh	6610 W. Broad Street Richmond, Virginia 23230	Chief Financial Officer
Richard P. McKenney	6620 W. Broad St. Richmond, VA 23230	Senior Vice President
John E. Karaffa	6610 W. Broad St. Richmond, VA 23230	Controller

Item 30.    Location of Accounts and Records

All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules under it are maintained by GE Capital Life Assurance Company of New York at its Service Center at 6610 West Broad Street, Richmond, Virginia 23230.

Item 31.    Management Services

All management contracts are discussed in Part A or Part B of this Registration Statement.

Item 32.    Undertakings

(a)  Registrant undertakes that it will file a post-effective amendment to this Registration Statement as frequently as necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

(b)  Registrant undertakes that it will include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

(c)  Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to GE Capital Life Assurance Company of New York at the address or phone number listed in the Prospectus.

(d)  GE Capital Life Assurance Company of New York hereby represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by GE Capital Life Assurance Company of New York.

SECTION 403(b) OF THE INTERNAL REVENUE REPRESENTATIONS

GE Capital Life Assurance Company of New York represents that in connection with its offering of contracts as funding vehicles for retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code of 1986, as amended, it is relying on a no-action letter dated November 28, 1988, to the American Council of Life Insurance (Ref. No. IP-6-88) regarding Sections 22(e), 27(c)(1), and 27(d) of the Investment Company Act of 1940, and that paragraphs numbered (1) through (4) of that letter will be complied with.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of the Securities Act Rule 485(b) for effectiveness of this Registration Statement and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the County of Henrico, and State of Virginia, on the 2nd day of February, 2004.

GE CAPITAL LIFE SEPARATE ACCOUNT II

(Registrant)

/S/    HEATHER C. HARKER

By:

Heather C. Harker

Vice President and Associate General Counsel

GE Capital Life Assurance Company of New York

GE CAPITAL LIFE ASSURANCE COMPANY OF NEW YORK

(Depositor)

/S/    HEATHER C. HARKER

By:

Heather C. Harker

Vice President and Associate General Counsel

GE Capital Life Assurance Company of New York

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

* Pamela S. Schutz	Director, President and CEO	February 2, 2004

* Marshall S. Belkin	Director	February 2, 2004

* Richard I. Byer	Director	February 2, 2004

* Bernard E. Eiber	Director	February 2, 2004

* Frank T. Gencarelli	Director and Senior Vice President	February 2, 2004

* Kelly L. Groh	Director, Senior Vice President and Chief Financial Officer	February 2, 2004

* Paul A. Haley	Director, Senior Vice President and Chief Actuary	February 2, 2004

* Jerry S. Handler	Director	February 2, 2004

Signature	Title	Date

* Gerald A. Kaufman	Director	February 2, 2004

* Leon E. Roday	Director and Senior Vice President	February 2, 2004

* Isadore Sapir	Director	February 2, 2004

* David J. Sloane	Director, Senior Vice President and Chief Administrative Officer	February 2, 2004

* Geoffrey S. Stiff	Director and Senior Vice President	February 2, 2004

* Thomas M. Stinson	Director and President of Long Term Care Division	February 2, 2004

* Thomas E. Duffy	Senior Vice President, General Counsel and Secretary	February 2, 2004

* John E. Karaffa	Vice President and Controller	February 2, 2004

/s/ HEATHER C. HARKER Heather C. Harker	Vice President and Associate General Counsel	February 2, 2004

*By: /s/ HEATHER C. HARKER Heather C. Harker	, pursuant to Power of Attorney executed on January 6, 2003.	February 2, 2004